Supplement dated October 2, 2014

To the Prospectuses dated May 1, 2014, as amended, for

New York Life Insurance and Annuity Corporation

New York Life Variable Annuity Policies

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

and

New York Life Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

and

To the Prospectus dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Insurance Policies

NYLIAC Pinnacle Survivorship Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the May 1, 2014 and May 1, 2008 prospectuses (the “Prospectuses”), as amended, for the variable annuity and variable universal life insurance policies offered through the separate accounts referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note a name change of the MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio (the “Portfolio”).

Keeping this purpose in mind, please note the following:

The Portfolio will be renamed the MainStay VP Emerging Markets Equity Portfolio effective on or about November 14, 2014. All references in the Prospectuses to the MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio will be deleted and replaced with the MainStay VP Emerging Markets Equity Portfolio on or about November 14, 2014.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010